Income Taxes (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) in valuation allowance		$ 3.2	$ 12.6
Income tax expense	$ 21.6
Income tax benefit	$ 21.6
Federal Statutory Income Tax Rate		21.00%	34.00%
Minimum [Member]
Federal Statutory Income Tax Rate		21.00%
Maximum [Member]
Federal Statutory Income Tax Rate		35.00%
Internal Revenue Service I R S [Member]
Net operating loss carryforwards		$ 166.2
Internal Revenue Service I R S [Member] | Research [Member]
Tax credit carryforwards		$ 1.3
Internal Revenue Service I R S [Member] | Minimum [Member]
Expiration year		Dec. 31, 2021
Internal Revenue Service I R S [Member] | Minimum [Member] | Research [Member]
Expiration year		Dec. 31, 2022
Internal Revenue Service I R S [Member] | Maximum [Member]
Expiration year		Dec. 31, 2037
Internal Revenue Service I R S [Member] | Maximum [Member] | Research [Member]
Expiration year		Dec. 31, 2035
State And Local Jurisdiction [Member]
Net operating loss carryforwards		$ 163.9
State And Local Jurisdiction [Member] | Research [Member]
Tax credit carryforwards		$ 2.2
State And Local Jurisdiction [Member] | Minimum [Member]
Expiration year		Dec. 31, 2018
State And Local Jurisdiction [Member] | Maximum [Member]
Expiration year		Dec. 31, 2038
Federal Jurisdiction [Member]
Net operating loss carryforwards		$ 7.3